15. RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
15. RELATED PARTY TRANSACTIONS

Inventek

The Company purchased inventory from Inventek totaling $201 and $7,299 for the years ended June 30, 2014 and 2013, respectively.  Included in the 2013 purchases was $6,227 of well service products which is disclosed as deferred cost (see Note 4).    As of June 30, 2014, a credit of $435 was due from Inventek, which is recorded in prepaid expenses and other current assets.  As of June 30, 2013, amounts due to Inventek were $502. As of June 30, 2014, Inventek beneficially owned approximately 38.9% of the Company’s issued and outstanding shares of Common Stock.

Marketiquette

The Company paid Marketiquette a total of $432 and $620 for the years ended June 30, 2014 and 2013, respectively, which are included in selling, general and administrative expenses.  The Company issued 1,535,000 restricted shares to Marketiquette for marketing services and 1,250,000 shares to settle outstanding accounts payable during the year ended June 30, 2014, which are included in stock-based compensation expense.  The fair value of the shares in connection with this transaction totaled $120 and $100, respectively.  As of June 30, 2014 and 2013, amounts due to Marketiquette were $99 and $140, respectively.  The wife of the Company’s President is the president and a director of Marketiquette.  As of June 30, 2014, Marketiquette beneficially owned approximately 3.9% of the Company’s issued and outstanding shares of Common Stock.

Techtronics Industries North America Inc. (“TTI”)

For the years ended June 30, 2014 and 2013, approximately 62% and 36% of the Company’s revenues, respectively, were earned from TTI.  As of June 30, 2014 and 2013 there were no amounts due from TTI.  As of June 30, 2014 and 2013, amounts due to TTI, included in accounts payable and accrued expenses, were $2,234 and $2,079, respectively.  As of June 30, 2014 and 2013 advances received from TTI for future sales of cleaning and performance products were $502 and $375 respectively.  In addition, as of June 30, 2014 and 2013, the Company was indebted to TTI in the amount of $3,400, respectively, exclusive of accrued interest.  These amounts are evidenced by a 6.0% secured note.  (See note 8 and note 17.)  As of June 30, 2014, TTI beneficially owned approximately 9.7% of the Company’s issued and outstanding shares of Common Stock.

Galesi

For the year ended June 30, 2014 and 2013, approximately 1% and 14% of the Company’s revenues, respectively, were to companies owned or controlled by Galesi.  As of June 30, 2014 and 2013, amounts due from these entities totaled $5 and $0, respectively.  As of June 30, 2014 and 2013, the amounts due to these entities included $1,241 and $3,176 of derivative liability, respectively, and $2,273 and $1,413 for the Debentures, net of debt discount plus accrued interest, respectively.  As of June 30, 2014, Galesi beneficially owned approximately 16.5% of the Company’s issued and outstanding shares of Common Stock.  In December 2012, the Company received $6,000 from Galesi for future sales of well service products, which is included in deferred revenue, related parties on the accompanying consolidated statement of operations (See Note 4).

Walter Raquet (“Raquet”)

Walter Raquet is the Company’s interim Chief Executive Officer, a Director and a member of the audit committee.  As of June 30, 2014 and 2013, the amounts due to Raquet included $1,418 and $2,078 of derivative liability, respectively, and $1,220 and $497 for the Debentures, net of debt discount plus accrued interest, respectively.  As of June 30, 2014, Raquet beneficially owned approximately 13.1% of the Company’s issued and outstanding shares of Common Stock.